Share-based compensation - Restricted stock units activity (RSU's) (Details) - Yixin [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of RSUs, Outstanding as of January 1	99,737,126
Granted during the year	7,773,895
Vested and sold during the year	(24,325,020)
Forfeited during the year	(7,575,214)
Number of RSUs, Outstanding as of December 31	75,610,787	99,737,126
Vested as of December 31	26,946,272
Weighted-average fair value per RSU granted Outstanding as of January 1	$ 0.30
Weighted-average fair value per RSU granted Granted during the year	0.23	$ 0.31
Weighted-average fair value per RSU granted Vested and sold during the year	0.30
Weighted-average fair value per RSU granted Forfeited during the year	0.31
Weighted-average fair value per RSU granted Outstanding as of December 31	0.29	$ 0.30
Weighted-average fair value per RSU granted Vested as of December 31	$ 0.31